LEASES (Schedule of future minimum non-cancelable rental commitments) (Details) (USD $)	Jul. 31, 2013
LEASES [Abstract]
2014	$ 1,730,729
2015	1,731,609
2016	1,731,609
2017	1,731,609
2018	1,731,609
After 2018	18,093,474
Total required	$ 26,750,639	[1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $30,788,911 under operating leases due in the future under non-cancelable leases.